Commitments and Contingencies	12 Months Ended
Sep. 25, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Company has facility, vehicle and equipment leases that expire at various dates beyond fiscal 2016. Rental expense under these leases was $261 million, $279 million and $284 million for fiscal years 2015, 2014 and 2013, respectively. Following is a schedule of minimum lease payments for non-cancelable operating leases as of September 25, 2015 ($ in millions):

Operating Leases
2016	$183
2017	151
2018	113
2019	81
2020	45
Thereafter	58
$631

The Company also has purchase obligations related to commitments to purchase certain goods and services. As of September 25, 2015, such obligations were as follows: $353 million in 2016, $44 million in 2017, $2 million in 2018, nil in 2019 and nil in 2020 and thereafter.
In the normal course of business, the Company is liable for contract completion and product performance. In the opinion of management, such obligations will not significantly affect the Company's financial position, results of operations or cash flows.
Legacy Matters Related to Former Management
In recent years, the Company has settled several lawsuits involving disputes with former management. With respect to Dennis Kozlowski, the Company's former chief executive officer, in the first quarter of fiscal 2014, the parties signed an agreement resolving all outstanding disputes, and with Mr. Kozlowski agreeing to release the Company from any claims to monetary amounts related to compensation, retention or other arrangements. As a result, in the first quarter of fiscal 2014, the Company reversed a non-cash net liability of approximately $92 million, which was recorded in Selling, general and administrative expenses within the Consolidated Statement of Operations for the amounts allegedly due to him. Pursuant to the settlement agreement, Tyco is entitled to a portion of the proceeds, if any, from the future sale of certain assets owned by Mr. Kozlowski, the timing and amount of which is uncertain. During the quarter ended June 27, 2014, the Company received a $6 million recovery from the sale of property owned by Mr. Kozlowski, $2 million of which will be shared pursuant to the terms of a legacy class action lawsuit, resulting in a net recovery of $4 million for the Company, which was recorded in Selling, general and administrative expenses within the Consolidated Statement of Operations. During the quarter ended June 26, 2015, the Company received approximately $4 million in cash from the sale of property owned by Mr. Kozlowski, $2 million of which will be shared pursuant to the terms of a legacy class action lawsuit, resulting in a net recovery of $2 million for the Company, which was recorded in Selling, general and administrative expenses within the Consolidated Statement of Operations. The cash received has been classified as restricted.
With respect to Mark Swartz, the Company's former chief financial officer, in November 2014, the parties reached a definitive agreement to resolve all outstanding disputes, with Mr. Swartz agreeing to release the Company from any claims to monetary amounts related to compensation, retention or other arrangements alleged to have existed between him and the Company. In the first quarter of fiscal 2015, the Company also received approximately $12 million in cash from Mr. Swartz, $5 million of which will be shared pursuant to the terms of a legacy class action lawsuit, resulting in a net recovery of $7 million for the Company, which was recorded in Selling, general and administrative expenses within the Consolidated Statement of Operations. The cash received has been classified as restricted.
Environmental Matters
Tyco is involved in various stages of investigation and cleanup related to environmental remediation matters at a number of sites. The ultimate cost of site cleanup is difficult to predict given the uncertainties regarding the extent of the required cleanup, the interpretation of applicable laws and regulations and alternative cleanup methods. As of September 25, 2015, Tyco concluded that it was probable that it would incur remedial costs in the range of approximately $23 million to $72 million. As of September 25, 2015, Tyco concluded that the best estimate within this range is approximately $33 million, of which $11 million is included in Accrued and other current liabilities and $22 million is included in Other liabilities in the Company's Consolidated Balance Sheet.
The majority of the liabilities described above relate to ongoing remediation efforts at a facility in the Company's Global Products segment located in Marinette, Wisconsin, which the Company acquired in 1990 in connection with its acquisition of, among other things, the Ansul product line. Prior to Tyco's acquisition, Ansul manufactured arsenic-based agricultural herbicides at the Marinette facility, which resulted in significant arsenic contamination of soil and groundwater on the Marinette site and in parts of the adjoining Menominee River. Ansul has been engaged in ongoing remediation efforts at the Marinette site since 1990, and in February 2009 entered into an Administrative Consent Order (the "Consent Order") with the U.S. Environmental Protection Agency to address the presence of arsenic at the Marinette site. Under this agreement, Ansul's principal obligations are to contain the arsenic contamination on the site, pump and treat on-site groundwater, dredge, treat and properly dispose of contaminated sediments in the adjoining river areas, and monitor contamination levels on an ongoing basis. Activities completed under the Consent Order since 2009 include the installation of a subsurface barrier wall around the facility to contain contaminated groundwater, the installation of a groundwater extraction and treatment system and the dredging and offsite disposal of treated river sediment. As of September 25, 2015, the Company concluded that its remaining remediation and monitoring costs related to the Marinette facility were in the range of approximately $14 million to $46 million. The Company's best estimate within that range is approximately $23 million, of which $9 million is included in Accrued and other current liabilities and $14 million is included in Other liabilities in the Company's Consolidated Balance Sheet. During the years ended September 25, 2015, September 26, 2014, and September 27, 2013, the Company recorded charges of nil, nil, and $100 million, respectively, in Selling, general and administrative expenses within the Consolidated Statement of Operations. Although the Company has recorded its best estimate of the costs that it will incur to remediate and monitor the arsenic contamination at the Marinette facility, it is possible that technological, regulatory or enforcement developments, the results of environmental studies or other factors could change the Company's expectations with respect to future charges and cash outlays, and such changes could be material to the Company's future results of operations, financial condition or cash flows.
Asbestos Matters
The Company and certain of its subsidiaries, including Grinnell LLC (“Grinnell”), along with numerous other third parties, are named as defendants in personal injury lawsuits based on alleged exposure to asbestos containing materials. Substantially all cases pending against affiliates of the Company have been filed against Grinnell, and have typically involved product liability claims based primarily on allegations of manufacture, sale or distribution of industrial products that either contained asbestos or were used with asbestos containing components.
During the third quarter of fiscal 2014, the Company, through Grinnell, resolved disputes with certain of its historical insurers and agreed that certain insurance proceeds would be used to establish and fund a qualified settlement fund (“QSF”), within the meaning of the Internal Revenue Code, which would be used for the resolution primarily of Grinnell asbestos liabilities. It is intended that the QSF will receive future insurance payments and proceeds from third party insurers and, in addition, will fund and manage liabilities for certain historical operations of the Company, primarily related to Grinnell. On January 9, 2015, the Company completed a series of restructuring transactions related to the establishment and funding of a dedicated structure pursuant to which a subsidiary of the Company acquired the assets of Grinnell and transferred cash and other assets totaling approximately $278 million (not including $22 million received by the QSF during the quarter ended December 26, 2014 from historic third-party insurers in settlement of coverage disputes) to the structure. As part of the restructuring, subsidiaries in the structure assumed certain liabilities related to historic Grinnell, Scott and Figgie operations, including all historical Grinnell asbestos liabilities, and such subsidiaries purchased additional insurance by, through or from a wholly-owned subsidiary in the structure in order to supplement and enhance existing insurance assets. The structure and the QSF fully fund all historic Grinnell asbestos liabilities and provide for the efficient and streamlined management of claims related thereto.

The Company consolidates the qualified settlement fund and related entities that were established for the purpose of managing and resolving the liabilities described above. Although the entities in the dedicated structure serve the specific purpose of managing certain liabilities, each entity in the structure is a wholly-owned indirect subsidiary of the Company, and therefore is required to be consolidated under GAAP.
As of September 25, 2015, the Company has determined that there were approximately 3,300 claims pending against its subsidiaries, primarily Grinnell. This amount reflects the Company's current estimate of the number of viable claims made against Grinnell and includes adjustments for claims that are not actively being prosecuted, identify incorrect defendants, are duplicative of other actions or for which the Company is indemnified by third parties. As a result of the conclusion of the Yarway bankruptcy, addressed separately below, Yarway Corporation is no longer a subsidiary of the Company and, as of August 2015, is no longer consolidated.
As of September 25, 2015, the Company's estimated asbestos related net liability recorded within the Company's Consolidated Balance Sheet is $28 million. The net liability in the Consolidated Balance Sheet is comprised of a liability for pending and future claims and related defense costs of $515 million, of which $23 million is recorded in Accrued and other current liabilities, and $492 million is recorded in Other liabilities. The Company also maintains separate cash, investment and other assets within the Consolidated Balance Sheet of $487 million, of which $38 million is recorded in Prepaid expenses and other current assets, and $449 million is recorded in Other assets. Assets include $11 million of cash and $263 million of investments, which have all been designated as restricted. The Company believes that the asbestos related liabilities and insurance related assets as of September 25, 2015 are appropriate. As of September 26, 2014, the Company's estimated net liability, which included claims against the Company's former Yarway subsidiary, of $608 million was recorded within the Company's Consolidated Balance Sheet as a liability for pending and future claims and related defense costs of $853 million, and separately as an asset for insurance recoveries of $245 million.
The Company periodically assesses the sufficiency of its estimated liability for pending and future asbestos claims and defense costs. On a periodic basis, the Company, through the dedicated structure referred to above, evaluates actual experience regarding asbestos claims filed, settled and dismissed, amounts paid in settlements, and the recoverability of its insurance assets. If and when data from actual experience demonstrate a significant unfavorable discernible trend, the Company performs a valuation of its asbestos related liabilities and corresponding insurance assets including a comprehensive review of the underlying assumptions. In addition, the Company evaluates its ability to reasonably estimate claim activity beyond its current look-forward period (through 2056) in order to assess whether such period continues to be appropriate. In addition to claims and litigation experience, the Company considers additional qualitative and quantitative factors such as changes in legislation, the legal environment, the Company’s strategy in managing claims and obtaining insurance, including its defense strategy, and health related trends in the overall population of individuals potentially exposed to asbestos. The Company evaluates all of these factors and determines whether a change in the estimate of its liability for pending and future claims and defense costs or insurance assets is warranted.
During the fourth quarter of fiscal 2014, the Company concluded that an unfavorable trend had developed in actual claim filing activity compared to projected claim filing activity established during the Company’s then most recent valuation. Accordingly, the Company, with the assistance of independent actuarial service providers, performed a revised valuation of its asbestos-related liabilities and corresponding insurance assets. As part of the revised valuation, the Company assessed whether a change in its look-forward period was appropriate, taking into consideration its more extensive history and experience with asbestos-related claims and litigation, and determined that it was possible to make a reasonable estimate of the actuarially determined ultimate risk of loss for pending and unasserted potential future asbestos-related claims through 2056. In connection with the revised valuation, the Company considered a recent settlement with one of its insurers calling for the establishment of a qualified settlement fund, and the results of a separate independent actuarial consulting firm report conducted in the fourth quarter to assist the Company in obtaining insurance to fully fund all estimable asbestos-related claims (excluding Yarway claims) incurred through 2056.
The independent actuarial service firm calculated a total estimated liability for asbestos-related claims of the Company, which reflects the Company’s best estimate of its ultimate risk of loss to resolve all pending and future claims (excluding Yarway claims) through 2056, which is the Company’s reasonable best estimate of the actuarially determined time period through which asbestos-related claims will be filed against Company affiliates.
During fiscal 2014, in conjunction with determining the total estimated liability, the Company retained an independent third party to assist it in valuing its insurance assets responsive to asbestos-related claims, excluding Yarway claims. These insurance assets represent amounts due to the Company for previously settled claims and the probable reimbursements relating to its total liability for pending and unasserted potential future asbestos claims and defense costs. In calculating this amount, the Company used the estimated asbestos liability for pending and projected future claims and defense costs described above, and it also considered the amount of insurance available, the solvency risk with respect to the Company's insurance carriers, resolution of insurance coverage issues, gaps in coverage, allocation methodologies, and the terms of existing settlement agreements with insurance carriers.
As a result of the activity described above, the Company recorded a net charge of $240 million in Selling, general and administrative expenses within the Consolidated Statement of Operations during the quarter ended September 26, 2014. Although the Company’s methodology established a range of estimates of reasonably possible outcomes, the Company recorded its best estimate within such range based upon currently known information. The Company's estimated gross asbestos liability of $538 million was recorded within the Company's Consolidated Balance Sheet as a liability for pending and future claims and related defense costs, and separately as an asset for insurance recoveries of $245 million. The aforementioned total estimated liability is on a pre-tax basis, not discounted for the time-value of money, and includes defense costs, which is consistent with the Company’s historical accounting practices.
The effect of the change in the look-forward period reduced income from continuing operations before income taxes and net income in fiscal 2014 by approximately $116 million and $71 million, respectively. In addition, the effect of the change decreased the Company's basic income from continuing operations and net income by $0.16 per share, and decreased the Company's diluted income from continuing operations and net income by $0.15 per share.
The amounts recorded by the Company for asbestos-related liabilities and insurance-related assets are based on the Company's strategies for resolving its asbestos claims, currently available information, and a number of estimates and assumptions. Key variables and assumptions include the number and type of new claims that are filed each year, the average cost of resolution of claims, the identity of defendants, the resolution of coverage issues with insurance carriers, amount of insurance, and the solvency risk with respect to the Company's insurance carriers. Many of these factors are closely linked, such that a change in one variable or assumption will impact one or more of the others, and no single variable or assumption predominately influences the determination of the Company's asbestos-related liabilities and insurance-related assets. Furthermore, predictions with respect to these variables are subject to greater uncertainty in the later portion of the projection period. Other factors that may affect the Company's liability and cash payments for asbestos-related matters include uncertainties surrounding the litigation process from jurisdiction to jurisdiction and from case to case, reforms of state or federal tort legislation and the applicability of insurance policies among subsidiaries. As a result, actual liabilities or insurance recoveries could be significantly higher or lower than those recorded if assumptions used in the Company's calculations vary significantly from actual results.
Yarway
As previously disclosed, on April 22, 2013, Yarway Corporation, a former indirect wholly-owned subsidiary of the Company, filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code (“Chapter 11”) in the United States Bankruptcy Court for the District of Delaware (“Bankruptcy Court”). On October 9, 2014, the Company reached an agreement with Yarway and various representatives of asbestos claimants that held or purported to hold asbestos-related claims against Yarway to fund a section 524(g) trust (the “Yarway Trust”) for the resolution and payment of current and future Yarway asbestos claims and to resolve the potential liability of the Company, each of its current and former affiliates and various other parties (the “Company Protected Parties”) for pending and future derivative personal injury claims related to exposure to asbestos-containing products that were allegedly manufactured, distributed, and/or sold by Yarway (“Yarway Asbestos Claims”). As a result of the agreement to settle, the Company recorded a charge of $225 million in Selling, general and administrative expenses within the Consolidated Statement of Operations in the fourth quarter of fiscal 2014. On April 8, 2015, the Bankruptcy Court issued an order confirming Yarway’s Chapter 11 plan, and on July 14, 2015, the United States District Court for the District of Delaware affirmed the Bankruptcy Court's confirmation order. On August 19, 2015, the Chapter 11 plan became effective, the Company contributed approximately $325 million in cash to the Yarway Trust and each of the Company Protected Parties received the benefit of a release from Yarway and an injunction under section 524(g) of the Bankruptcy Code permanently enjoining the assertion of Yarway Asbestos Claims against those Parties. As a result of the effectiveness of Chapter 11 plan, ownership of the Yarway Corporation was transferred to the Yarway Trust and it is no longer a consolidated subsidiary of the Company.
As a result of the voluntary bankruptcy petition during the third quarter of fiscal 2013, the Company recorded an expected loss upon deconsolidation of $10 million related to the Yarway Chapter 11 filing, which represented the Company's best estimate of loss at the time. Upon deconsolidation, the Company recorded an additional $4 million loss in Selling, general and administrative expenses within the Company's Consolidated Statement of Operations during the year ended September 25, 2015.
Tax Matters
Tyco and its subsidiaries' income tax returns are examined periodically by various tax authorities. In connection with these examinations, tax authorities, including the IRS, have raised issues and proposed tax adjustments, in particular with respect to years preceding the 2007 Separation. The issues and proposed adjustments related to such years are generally subject to the sharing provisions of a tax sharing agreement entered in 2007 with Medtronic and TE Connectivity (the "2007 Tax Sharing Agreement") under which Tyco, Medtronic and TE Connectivity share 27%, 42% and 31%, respectively, of shared income tax liabilities that arise from adjustments made by tax authorities to Tyco's, Medtronic's and TE Connectivity's U.S. and certain non-U.S. income tax returns. The costs and expenses associated with the management of these shared tax liabilities are generally shared equally among the parties. Tyco has previously disclosed that in connection with U.S. federal tax audits, the IRS has raised a number of issues and proposed tax adjustments for periods beginning with the 1997 tax year. Although Tyco has been able to resolve substantially all of the issues and adjustments proposed by the IRS for tax years through 2007, it has not been able to resolve matters related to the treatment of certain intercompany debt transactions during the period. As a result, on June 20, 2013, Tyco received Notices of Deficiency from the IRS asserting that several of Tyco's former U.S. subsidiaries owe additional taxes of $883.3 million plus penalties of $154 million based on audits of the 1997 through 2000 tax years of Tyco and its subsidiaries as they existed at that time. In addition, Tyco received Final Partnership Administrative Adjustments for certain U.S. partnerships owned by former U.S. subsidiaries with respect to which an additional tax deficiency of approximately $30 million was asserted. These amounts exclude interest and do not reflect the impact on subsequent periods if the IRS position described below is ultimately proved correct.
The IRS asserted in the Notices of Deficiency that substantially all of Tyco's intercompany debt originated during the 1997 - 2000 period should not be treated as debt for U.S. federal income tax purposes, and has disallowed interest and related deductions recognized on U.S. income tax returns totaling approximately $2.9 billion. Tyco strongly disagrees with the IRS position and has filed petitions with the U.S. Tax Court contesting the IRS proposed adjustments. A trial date has been set for October 2016. Tyco believes that it has meritorious defenses for its tax filings, that the IRS positions with regard to these matters are inconsistent with the applicable tax laws and existing Treasury regulations, and that the previously reported taxes for the years in question are appropriate.
No payments with respect to these matters would be required until the dispute is definitively resolved, which, based on the experience of other companies, could take several years. Tyco believes that its income tax reserves and the liabilities recorded within the Consolidated Balance Sheet for the tax sharing agreements continue to be appropriate. However, the ultimate resolution of these matters, and the impact of that resolution, are uncertain and could have a material impact on Tyco's financial condition, results of operations and cash flows. In particular, if the IRS is successful in asserting its claim, it would have an adverse impact on interest deductions related to the same intercompany debt in subsequent time periods, totaling approximately $6.6 billion, which is expected to be disallowed by the IRS. See Note 6.
Other Matters
As previously disclosed, SimplexGrinnell LP (“SG”), a subsidiary of the Company in the North America Integrated Solutions & Services segment, has been named as a defendant in lawsuits in several jurisdictions seeking damages for SG’s alleged failure to pay prevailing wages and for other pay-related claims. Through the first quarter of fiscal 2015, the Company had recorded a total of approximately $17 million in charges related to these lawsuits, which was recorded in the Cost of services within the Consolidated Statement of Operations. During the quarter ended March 27, 2015, the Company agreed in principle to settle all outstanding lawsuits for a total of approximately $14 million.
In addition to the foregoing, the Company is subject to claims and suits, including from time to time, contractual disputes and product and general liability claims, incidental to present and former operations, acquisitions and dispositions. With respect to many of these claims, the Company either self-insures or maintains insurance through third-parties, with varying deductibles. While the ultimate outcome of these matters cannot be predicted with certainty, the Company believes that the resolution of any such proceedings, whether the underlying claims are covered by insurance or not, will not have a material adverse effect on the Company's financial condition, results of operations or cash flows beyond amounts recorded for such matters.